CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CLP ($) $ in Thousands		Common Stock	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations	Retained earnings	Equity attributable to equity holders of the parent	Non-controlling interests	Total
Beggining balance at Dec. 31, 2020		$ 562,693,346	$ (153,975,058)	$ 3,297,873	$ (9,026,175)	$ (28,220,816)	$ (187,924,176)	$ 921,805,285	$ 1,296,574,455	$ 112,244,220	$ 1,408,818,675
Changes
Final dividends	[1]							(24,038,068)	(24,038,068)		(24,038,068)
Interim dividends	[2]							73,900,574	73,900,574		73,900,574
Interim dividends according to policy	[3]							(25,680,792)	(25,680,792)		(25,680,792)
Eventual dividends	[4]							(165,167,784)	(165,167,784)		(165,167,784)
Others increase (decrease) in Equity	[5]									(16,003,620)	(16,003,620)
Total comprehensive income (loss)			102,229,659	1,812,733	3,580,153		107,622,545	199,162,731	306,785,276	26,909,648	333,694,924
Increase (decrease) through changes in ownership interests in subsidiaries	[6]					(6,954,281)	(6,954,281)		(6,954,281)	(5,253,177)	(12,207,458)
Total changes in equity			102,229,659	1,812,733	3,580,153	(6,954,281)	100,668,264	(89,624,487)	11,043,777	5,652,851	16,696,628
Ending balance at Dec. 31, 2021		562,693,346	(51,745,399)	5,110,606	(5,446,022)	(35,175,097)	(87,255,912)	832,180,798	1,307,618,232	117,897,071	1,425,515,303
Changes
Final dividends	[1]							(48,219,783)	(48,219,783)		(48,219,783)
Interim dividends								(49,919,838)	(49,919,838)		(49,919,838)
Interim dividends according to policy	[3]							(9,164,337)	(9,164,337)		(9,164,337)
Others increase (decrease) in Equity	[5]									(14,698,083)	(14,698,083)
Total comprehensive income (loss)	[7]		11,706,309	(9,291,567)	(4,905,072)	(1,068,854)	(3,559,184)	118,168,351	114,609,167	16,636,638	131,245,805
Increase (decrease) through changes in ownership interests in subsidiaries						102,625	102,625		102,625	(540,760)	(438,135)
Increase (decrease) for other contribitions from owners	[8]									1,648,121	1,648,121
Total changes in equity			11,706,309	(9,291,567)	(4,905,072)	(966,229)	(3,456,559)	10,864,393	7,407,834	3,045,916	10,453,750
Ending balance at Dec. 31, 2022		562,693,346	(40,039,090)	(4,180,961)	(10,351,094)	(36,141,326)	(90,712,471)	843,045,191	1,315,026,066	120,942,987	1,435,969,053
Changes
Final dividends	[1]							(3)	(3)		(3)
Interim dividends	[2]							(31,961,655)	(31,961,655)		(31,961,655)
Interim dividends according to policy	[3]							(20,864,709)	(20,864,709)		(20,864,709)
Others increase (decrease) in Equity	[5]									(14,037,509)	(14,037,509)
Effects business combination	[9]									1,090,587	1,090,587
Total comprehensive income (loss)	[7]		(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)	105,652,728	(14,520,253)	10,549,654	(3,970,599)
Other increases (decreases) for other changes	[10]					(28,406,226)	(28,406,226)		(28,406,226)		(28,406,226)
Increase (decrease) through changes in ownership interests in subsidiaries	[6]					(908,438)	(908,438)		(908,438)	(2,296,620)	(3,205,058)
Increase (decrease) for other contribitions from owners	[8]									2,768,700	2,768,700
Total changes in equity			(118,056,295)	(3,150,407)	1,033,532	(29,314,475)	(149,487,645)	52,826,361	(96,661,284)	(1,925,188)	(98,586,472)
Ending balance at Dec. 31, 2023		$ 562,693,346	$ (158,095,385)	$ (7,331,368)	$ (9,317,562)	$ (65,455,801)	$ (240,200,116)	$ 895,871,552	$ 1,218,364,782	$ 119,017,799	$ 1,337,382,581

[1]	Corresponds to the difference between the final dividend and CCU’s policy of distributing a minimum dividend of at least 50% of net income (Note 28 - Common Shareholders’ Equity).
[2]	Corresponds to Interin dividends that was paid on October 29, 2021, December 29, 2022 and November 29, 2023 as agreed at the Ordinary Board of Directors' Meeting.
[3]	Corresponds to the difference between CCU’s policy to distribute a minimum dividend of at least 50% of the net income (Note 28 - Common Shareholders’ Equity) and the dividends declared or paid as of December 31 of each year.
[4]	Corresponds to eventual dividend No. 263 that was paid as of December 3, 2021, against retained earnings (Note 28 - Equity attributable to owners of the parent company).
[5]	Mainly related to dividends of Non-controlling interest.
[6]	See Note 1 - General information, letter C, numbers (3) and (14) for 2021, number (3) for 2022 and number (10) for 2023.
[7]	See Note 28 - Common Shareholders’ Equity.
[8]	See Note 1 - General information, letter C, number (6).
[9]	See Note 15 - Business Combinations, letter a).
[10]	See Note 1 - General information, letter C, number (10)and Note 16 - Investments accounted for using equity method, number (3).